Quarterly Holdings Report
for
Fidelity® Contrafund®
September 30, 2024
CON-NPRT3-1124
1.807733.120
Common Stocks - 97.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Clean TeQ Water Ltd (b)	2,090,006	476,825
Information Technology - 0.1%
Software - 0.1%
Canva Inc Class A (c)(d)	88,378	97,193,706
Materials - 0.0%
Metals & Mining - 0.0%
Sunrise Energy Metals Ltd (b)	2,499,931	717,256
TOTAL AUSTRALIA		98,387,787
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	553,533	99,818,773
BRAZIL - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	138,573	284,346,254
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	14,338,793	195,724,524
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	233,800	14,279,182
TOTAL BRAZIL		494,349,960
CANADA - 2.2%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (d)	2,062,963	14,750,185
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Dollarama Inc	663,666	67,983,502
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	431,435	31,131,459
TOTAL CONSUMER DISCRETIONARY		99,114,961

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	706,860	39,078,651
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ARC Resources Ltd (e)	715,430	12,092,669
Cameco Corp (United States)	1,324,115	63,239,732
Canadian Natural Resources Ltd	8,814,784	292,707,272
Centaurus Energy Inc (b)(c)	1	1
PrairieSky Royalty Ltd	1,140,993	23,191,909
Suncor Energy Inc	342,130	12,628,289
		403,859,872
Financials - 0.7%
Banks - 0.2%
Royal Bank of Canada (e)	2,921,882	364,681,638
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A	54,923	2,596,604
Brookfield Asset Management Ltd Class A (United States)	2,405,980	113,778,794
Brookfield Corp Class A	386,785	20,542,546
		136,917,944
Insurance - 0.4%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	194,441	245,510,786
Intact Financial Corp	1,328,560	255,112,598
		500,623,384
TOTAL FINANCIALS		1,002,222,966

Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (e)	529,072	42,585,005
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd	1,099,173	94,008,164
Professional Services - 0.1%
Thomson Reuters Corp	660,052	112,586,340
TOTAL INDUSTRIALS		249,179,509

Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (b)	3,547,873	284,233,827
Software - 0.0%
Constellation Software Inc/Canada	5,017	16,322,082
TOTAL INFORMATION TECHNOLOGY		300,555,909

Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	227,251	18,306,774
Alamos Gold Inc Class A	764,625	15,236,529
B2Gold Corp	25,365,951	78,398,222
Franco-Nevada Corp	959,196	119,136,193
High Power Exploration Inc (b)(c)(d)	14,027,051	18,515,707
Ivanhoe Mine Ltd (b)(f)	11,939,221	177,616,272
Ivanhoe Mine Ltd Class A (b)	45,474,086	676,504,574
Lundin Gold Inc	1,660,223	35,906,335
Novagold Resources Inc (b)	5,893,220	24,270,942
Orla Mining Ltd (b)	94,841	381,482
		1,164,273,030
TOTAL CANADA		3,273,035,083
CHINA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
BYD Co Ltd H Shares	2,418,232	86,277,600
Hotels, Restaurants & Leisure - 0.0%
Meituan B Shares (b)(f)(g)	1,746,832	37,094,657
TOTAL CHINA		123,372,257
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Series B	1,097,507	130,176,974
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	450,208	7,180,818
FRANCE - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
L'Oreal SA	246,278	110,464,768
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	123,035	29,116,933
TOTAL FRANCE		139,581,701
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	435,784	115,476,943
IRELAND - 0.2%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	8,349,199	47,817,172
Bank of Ireland Group PLC	2,672,918	29,842,847
		77,660,019
Financial Services - 0.0%
Circle Internet Financial LLC (c)	1,059,433	30,744,746
Circle Internet Financial LLC (c)	637,828	18,509,768
		49,254,514
TOTAL FINANCIALS		126,914,533

Information Technology - 0.1%
IT Services - 0.1%
Accenture PLC Class A	428,412	151,435,074
TOTAL IRELAND		278,349,607
ISRAEL - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(c)(d)	340,545	15,447,121
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	12,449,245	224,335,395
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (b)	45,724	7,643,681
Software - 0.0%
Check Point Software Technologies Ltd (b)	538,401	103,809,097
TOTAL INFORMATION TECHNOLOGY		111,452,778

TOTAL ISRAEL		351,235,294
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Prada Spa	1,842,453	14,220,390
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	203,025	9,172,670
TOTAL ITALY		23,393,060
JAPAN - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	563,791	14,494,401
Specialty Retail - 0.1%
Fast Retailing Co Ltd	269,946	89,567,328
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,193,235	25,067,648
TOTAL CONSUMER DISCRETIONARY		129,129,377

Industrials - 0.1%
Machinery - 0.0%
Mitsubishi Heavy Industries Ltd	3,036,746	45,381,124
Trading Companies & Distributors - 0.1%
ITOCHU Corp	897,170	48,353,061
Mitsui & Co Ltd	1,151,937	25,761,964
		74,115,025
TOTAL INDUSTRIALS		119,496,149

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	885,456	41,644,117
Utilities - 0.0%
Electric Utilities - 0.0%
Kansai Electric Power Co Inc/The	1,734,161	28,740,022
TOTAL JAPAN		319,009,665
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.1%
Hyundai Motor Co	970,920	179,611,881
Broadline Retail - 0.2%
Coupang Inc Class A (b)	12,023,101	295,167,130
TOTAL CONSUMER DISCRETIONARY		474,779,011

Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	1,646,520	76,772,188
TOTAL KOREA (SOUTH)		551,551,199
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc	386,317	19,041,565
NETHERLANDS - 0.2%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	7,372,147	192,864,378
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(f)(g)	9,832	15,393,177
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	173,640	94,126,771
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	38,616	32,176,782
TOTAL NETHERLANDS		334,561,108
SPAIN - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	281,896	16,695,709
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	13,013,078	66,677,291
TOTAL SPAIN		83,373,000
SWEDEN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Indutrade AB	402,103	12,495,626
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (b)	8,251,422	413,808,813
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG	2,983,845	91,875,702
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Straumann Holding AG	86,885	14,212,238
TOTAL SWITZERLAND		519,896,753
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,737,381	475,400,958
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	179,797	42,511,203
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(f)(g)	21,989,570	45,421,386
Flutter Entertainment PLC (United Kingdom) (b)	198,555	46,654,262
		92,075,648
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (b)(c)(d)	26,724,113	113,260,305
Capital Markets - 0.0%
London Stock Exchange Group PLC	693,401	94,934,260
TOTAL FINANCIALS		208,194,565

Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	23,449,662	165,964,811
Professional Services - 0.0%
RELX PLC	318,742	15,049,825
TOTAL INDUSTRIALS		181,014,636

TOTAL UNITED KINGDOM		481,284,849
UNITED STATES - 92.2%
Communication Services - 22.3%
Entertainment - 2.1%
Liberty Media Corp-Liberty Formula One Class C (b)	2,854,598	221,031,523
Liberty Media Corp-Liberty Live Class C (b)	149,803	7,689,388
Netflix Inc (b)	3,861,277	2,738,687,938
ROBLOX Corp Class A (b)	312,630	13,837,004
Spotify Technology SA (b)	303,716	111,928,457
TKO Group Holdings Inc Class A	116,585	14,422,730
Walt Disney Co/The	660,873	63,569,374
		3,171,166,414
Interactive Media & Services - 20.2%
Alphabet Inc Class A	20,514,693	3,402,361,834
Alphabet Inc Class C	16,907,264	2,826,725,468
Bumble Inc Class A (b)	123,438	787,534
Epic Games Inc (b)(c)(d)	123,700	74,220,000
Meta Platforms Inc Class A	41,185,591	23,576,279,713
Reddit Inc Class A	2,057,845	135,653,142
Reddit Inc Class B (b)	577,077	38,040,916
		30,054,068,607
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	148,194	30,581,314
TOTAL COMMUNICATION SERVICES		33,255,816,335

Consumer Discretionary - 9.4%
Automobiles - 0.1%
General Motors Co	1,791,683	80,339,066
Rad Power Bikes Inc (b)(c)(d)	2,588,458	647,114
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	2,698,575	1,646,131
Tesla Inc (b)	319,358	83,553,634
		166,185,945
Broadline Retail - 5.9%
Amazon.com Inc (b)	47,433,020	8,838,194,617
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (b)	581,945	164,120,128
Hotels, Restaurants & Leisure - 1.1%
Airbnb Inc Class A (b)	3,966,401	502,979,311
Booking Holdings Inc	47,524	200,176,791
Cava Group Inc (b)	1,101,039	136,363,680
Chipotle Mexican Grill Inc (b)	3,340,384	192,472,926
DoorDash Inc Class A (b)	111,568	15,924,101
Hilton Worldwide Holdings Inc	1,760,724	405,846,882
Starbucks Corp	907,677	88,489,431
Texas Roadhouse Inc	79,866	14,104,335
Viking Holdings Ltd	2,111,006	73,652,999
		1,630,010,456
Household Durables - 0.7%
DR Horton Inc	1,054,703	201,205,691
Garmin Ltd	287,161	50,548,951
Lennar Corp Class A	3,235,104	606,517,298
Mohawk Industries Inc (b)	230,207	36,989,661
PulteGroup Inc	1,247,328	179,028,988
		1,074,290,589
Specialty Retail - 1.3%
Abercrombie & Fitch Co Class A (b)	490,468	68,616,473
Chewy Inc Class A (b)	402,331	11,784,275
Dick's Sporting Goods Inc	924,429	192,928,332
Fanatics Inc Class A (b)(c)(d)	2,461,391	181,429,131
Gap Inc/The	3,963,706	87,399,717
Group 1 Automotive Inc	5,544	2,123,574
O'Reilly Automotive Inc (b)	234,258	269,771,513
Ross Stores Inc	526,126	79,187,224
TJX Cos Inc/The	4,851,901	570,292,444
Williams-Sonoma Inc	2,622,802	406,324,486
		1,869,857,169
Textiles, Apparel & Luxury Goods - 0.2%
Crocs Inc (b)	308,143	44,622,188
Deckers Outdoor Corp (b)	684,538	109,149,584
NIKE Inc Class B	182,800	16,159,520
Ralph Lauren Corp Class A	309,952	60,090,394
VF Corp	1,997,582	39,851,761
		269,873,447
TOTAL CONSUMER DISCRETIONARY		14,012,532,351

Consumer Staples - 1.9%
Beverages - 0.4%
Coca-Cola Co/The	7,268,711	522,329,572
Consumer Staples Distribution & Retail - 1.5%
Casey's General Stores Inc	378,830	142,330,219
Costco Wholesale Corp	2,170,163	1,923,892,903
Walmart Inc	1,956,143	157,958,547
		2,224,181,669
Food Products - 0.0%
Bowery Farming Inc (b)(c)	349,177	6,984
Bowery Farming Inc warrants (b)(c)(d)	122,686	2,453
Mondelez International Inc	913,638	67,307,712
		67,317,149
Household Products - 0.0%
Colgate-Palmolive Co	139,464	14,477,758
Procter & Gamble Co/The	160,229	27,751,663
		42,229,421
TOTAL CONSUMER STAPLES		2,856,057,811

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Diamondback Energy Inc	251,599	43,375,668
Exxon Mobil Corp	10,336,957	1,211,698,100
Hess Corp	196,896	26,738,476
Marathon Petroleum Corp	611,350	99,595,029
Sable Offshore Corp (d)(h)	4,367,875	103,212,886
Shell PLC ADR	1,735,121	114,431,230
Valero Energy Corp	100,656	13,591,579
		1,612,642,968
Financials - 15.9%
Banks - 2.1%
Bank of America Corp	13,360,475	530,143,648
Citigroup Inc	3,098,851	193,988,073
East West Bancorp Inc	277,364	22,949,096
First Citizens BancShares Inc/NC Class A	77,628	142,909,267
JPMorgan Chase & Co	8,561,173	1,805,208,939
Wells Fargo & Co	8,410,061	475,084,346
		3,170,283,369
Capital Markets - 0.8%
Bank of New York Mellon Corp/The	2,201,566	158,204,533
Blackstone Inc	356,641	54,612,436
Goldman Sachs Group Inc/The	432,317	214,044,470
Interactive Brokers Group Inc Class A	227,666	31,727,534
KKR & Co Inc Class A	668,098	87,240,237
Moody's Corp	358,980	170,368,318
Morgan Stanley	3,699,846	385,671,948
MSCI Inc	75,795	44,183,179
S&P Global Inc	29,197	15,083,754
Tulco LLC (b)(c)(d)(i)	140,771	105,396,655
		1,266,533,064
Consumer Finance - 0.7%
American Express Co	2,755,331	747,245,767
Capital One Financial Corp	1,015,008	151,977,148
Discover Financial Services	627,684	88,057,788
		987,280,703
Financial Services - 10.6%
Berkshire Hathaway Inc Class A (b)(e)	18,764	12,969,301,520
Fiserv Inc (b)	351,267	63,105,117
Mastercard Inc Class A	1,010,463	498,966,629
PayPal Holdings Inc (b)	2,371,315	185,033,709
Toast Inc Class A (b)	523,035	14,807,121
Visa Inc Class A	7,410,088	2,037,403,696
		15,768,617,792
Insurance - 1.7%
American International Group Inc	5,044,463	369,406,025
Arthur J Gallagher & Co	694,260	195,343,936
Chubb Ltd	1,885,866	543,864,896
Hartford Financial Services Group Inc/The	253,742	29,842,597
Marsh & McLennan Cos Inc	1,422,661	317,381,442
Progressive Corp/The	3,085,755	783,041,189
Travelers Cos Inc/The	1,305,614	305,670,350
		2,544,550,435
TOTAL FINANCIALS		23,737,265,363

Health Care - 10.7%
Biotechnology - 3.2%
Alnylam Pharmaceuticals Inc (b)	513,010	141,093,140
Apogee Therapeutics Inc (b)	261,137	15,339,187
Avidity Biosciences Inc (b)	723,590	33,234,489
Denali Therapeutics Inc (b)	749,972	21,846,684
Gilead Sciences Inc	175,077	14,678,456
Incyte Corp (b)	231,276	15,287,344
Insmed Inc (b)	262,490	19,161,770
Intarcia Therapeutics Inc warrants 12/31/2024 (b)(c)(d)	105,983	1
Janux Therapeutics Inc (b)	303,550	13,790,277
Krystal Biotech Inc (b)	8,520	1,550,896
Moderna Inc (b)	400,771	26,783,526
Recursion Pharmaceuticals Inc Class A (b)(e)	1,698,293	11,191,751
Regeneron Pharmaceuticals Inc (b)	2,665,938	2,802,540,663
United Therapeutics Corp (b)	134,277	48,118,163
Vaxcyte Inc (b)	528,101	60,346,101
Vertex Pharmaceuticals Inc (b)	3,423,888	1,592,381,831
Viking Therapeutics Inc (b)	215,833	13,664,387
		4,831,008,666
Health Care Equipment & Supplies - 1.3%
Alcon Inc (United States)	1,691,949	169,313,336
Boston Scientific Corp (b)	7,521,391	630,292,566
Cooper Cos Inc/The (b)	209,193	23,082,355
Intuitive Surgical Inc (b)	1,834,626	901,296,715
Stryker Corp	757,787	273,758,132
		1,997,743,104
Health Care Providers & Services - 2.1%
BrightSpring Health Services Inc (b)	330,780	4,855,850
Elevance Health Inc	63,613	33,078,760
HCA Healthcare Inc	431,998	175,576,947
Tenet Healthcare Corp (b)	1,658,337	275,615,609
UnitedHealth Group Inc	4,567,659	2,670,618,865
		3,159,746,031
Health Care Technology - 0.0%
Doximity Inc Class A (b)	363,197	15,824,493
Veeva Systems Inc Class A (b)	90,991	19,096,281
		34,920,774
Life Sciences Tools & Services - 0.2%
Danaher Corp	291,443	81,026,983
IQVIA Holdings Inc (b)	59,900	14,194,503
Mettler-Toledo International Inc (b)	7,574	11,358,728
Thermo Fisher Scientific Inc	84,965	52,556,800
Veterinary Emergency Group (b)(c)(d)(i)	1,114,406	72,224,653
		231,361,667
Pharmaceuticals - 3.9%
Eli Lilly & Co	5,207,257	4,613,317,267
Intra-Cellular Therapies Inc (b)	1,183,684	86,610,158
Merck & Co Inc	8,235,724	935,248,817
Royalty Pharma PLC Class A	687,537	19,450,422
		5,654,626,664
TOTAL HEALTH CARE		15,909,406,906

Industrials - 5.8%
Aerospace & Defense - 1.7%
Axon Enterprise Inc (b)	373,797	149,369,281
GE Aerospace	7,394,346	1,394,425,769
General Dynamics Corp	184,423	55,732,631
HEICO Corp	24,890	6,508,237
Howmet Aerospace Inc	1,967,308	197,222,627
Loar Holdings Inc (e)	182,067	13,580,378
Lockheed Martin Corp	28,338	16,565,261
Relativity Space Inc warrants (b)(c)(d)	100,694	1,285,862
Space Exploration Technologies Corp (b)(c)(d)	3,588,892	401,955,904
Space Exploration Technologies Corp Class C (b)(c)(d)	160,804	18,010,048
TransDigm Group Inc	209,645	299,190,669
		2,553,846,667
Air Freight & Logistics - 0.0%
Zipline International Inc (b)(c)(d)	515,816	21,638,480
Building Products - 0.5%
Carrier Global Corp	1,847,416	148,698,514
Fortune Brands Innovations Inc	52,275	4,680,180
Trane Technologies PLC	1,394,831	542,212,655
		695,591,349
Commercial Services & Supplies - 0.5%
Cintas Corp	1,160,667	238,958,122
Clean Harbors Inc (b)	657,987	159,042,038
GFL Environmental Inc Subordinate Voting Shares	4,297,213	171,418,272
Republic Services Inc	498,663	100,151,477
Veralto Corp	905,026	101,236,208
Waste Connections Inc (United States)	159,492	28,520,359
		799,326,476
Electrical Equipment - 1.3%
Eaton Corp PLC	2,142,568	710,132,738
GE Vernova Inc	3,038,837	774,842,658
Generac Holdings Inc (b)	264,283	41,989,283
Hubbell Inc	755,423	323,585,442
Vertiv Holdings Co Class A	148,400	14,764,316
		1,865,314,437
Ground Transportation - 0.2%
Uber Technologies Inc (b)	3,562,504	267,757,801
Industrial Conglomerates - 0.2%
3M Co	2,342,235	320,183,525
Machinery - 0.6%
Caterpillar Inc	824,296	322,398,652
Ingersoll Rand Inc	331,725	32,562,126
PACCAR Inc	2,988,521	294,907,252
Parker-Hannifin Corp	402,049	254,022,599
Westinghouse Air Brake Technologies Corp	325,222	59,115,603
		963,006,232
Professional Services - 0.2%
CACI International Inc (b)	29,898	15,085,334
Paycom Software Inc	176,582	29,413,264
UL Solutions Inc Class A	365,335	18,011,016
Verisk Analytics Inc	777,509	208,341,312
		270,850,926
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	255,686	50,771,569
FTAI Aviation Ltd	244,414	32,482,620
United Rentals Inc	273,561	221,510,549
WW Grainger Inc	582,332	604,932,305
		909,697,043
TOTAL INDUSTRIALS		8,667,212,936

Information Technology - 23.5%
Communications Equipment - 0.8%
Arista Networks Inc (b)	2,949,676	1,132,144,642
Motorola Solutions Inc	204,030	91,738,009
		1,223,882,651
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	39,129,206	2,549,659,063
IT Services - 0.1%
Asac II LP (b)(c)(d)	39,494,500	6,635,076
Cloudflare Inc Class A (b)	354,269	28,656,819
Gartner Inc (b)	148,396	75,201,157
GoDaddy Inc Class A (b)	188,632	29,573,725
X Holdings Corp Class A (b)(c)(d)	534,690	11,383,550
		151,450,327
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices Inc (b)	2,771,977	454,825,986
Analog Devices Inc	933,000	214,748,610
Applied Materials Inc	1,593,278	321,921,820
ARM Holdings PLC ADR (e)	570,835	81,635,113
Astera Labs Inc (b)	267,295	14,003,585
Broadcom Inc	6,194,194	1,068,498,465
Credo Technology Group Holding Ltd (b)	479,295	14,762,286
KLA Corp	163,772	126,826,675
Lam Research Corp	2,673	2,181,382
Monolithic Power Systems Inc	426,547	394,342,702
NVIDIA Corp	97,456,850	11,835,159,864
QUALCOMM Inc	1,616,090	274,816,105
		14,803,722,593
Software - 7.4%
Adobe Inc (b)	20,990	10,868,202
Alkami Technology Inc (b)	48,818	1,539,720
Applied Intuition Inc Class A (c)(d)	141,916	8,470,966
Atlassian Corp Class A (b)	43,077	6,841,058
Aurora Innovation Inc Class A (b)(e)	8,216,417	48,641,189
Cadence Design Systems Inc (b)	855,855	231,962,381
Clear Secure Inc Class A	2,313,465	76,668,230
Coreweave Inc Class A (c)	96,706	82,027,963
CyberArk Software Ltd (b)	371,031	108,196,350
Datadog Inc Class A (b)	250,678	28,843,011
Fair Isaac Corp (b)	943	1,832,739
Figma Inc Class A (c)(d)	1,076,100	26,181,513
Fortinet Inc (b)	1,350,816	104,755,781
Gusto Inc (b)(c)(d)	289,200	10,139,352
Intuit Inc	17,483	10,856,943
Klaviyo Inc Class A	43,464	1,537,756
Microsoft Corp	20,626,063	8,875,394,909
Monday.com Ltd (b)	74,953	20,819,695
Onestream Inc Class A	263,346	8,927,429
OpenAI Global LLC rights (b)(c)(d)	74,801,903	74,801,903
Oracle Corp	89,695	15,284,028
Palo Alto Networks Inc (b)	102,668	35,091,922
Rubrik Inc Class A (b)(e)	349,680	11,242,212
Salesforce Inc	1,610,492	440,807,765
Samsara Inc Class A (b)	2,209,506	106,321,429
Servicenow Inc (b)	476,766	426,414,743
Stripe Inc Class B (b)(c)(d)	455,600	12,533,556
Synopsys Inc (b)	307,477	155,703,278
Tanium Inc Class B (b)(c)(d)	6,742,751	56,301,971
Zoom Video Communications Inc Class A (b)	766,894	53,483,188
		11,052,491,182
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	22,053,663	5,138,503,479
Dell Technologies Inc Class C	576,068	68,287,101
		5,206,790,580
TOTAL INFORMATION TECHNOLOGY		34,987,996,396

Materials - 0.7%
Chemicals - 0.2%
Linde PLC	163,496	77,964,703
Sherwin-Williams Co/The	413,155	157,688,869
Westlake Corp	404,903	60,852,871
		296,506,443
Construction Materials - 0.1%
CRH PLC	1,057,122	98,037,495
Vulcan Materials Co	179,610	44,979,732
		143,017,227
Containers & Packaging - 0.0%
International Paper Co	990,537	48,387,732
Metals & Mining - 0.4%
ATI Inc (b)	1,010,436	67,608,273
Freeport-McMoRan Inc	5,337,124	266,429,231
Ivanhoe Electric Inc / US (b)	4,000,590	33,844,991
Nucor Corp	305,382	45,911,130
Steel Dynamics Inc	871,941	109,934,321
		523,727,946
TOTAL MATERIALS		1,011,639,348

Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	561,185	71,848,516
Real Estate Management & Development - 0.0%
CBRE Group Inc Class A (b)	192,835	24,004,100
TOTAL REAL ESTATE		95,852,616

Utilities - 0.8%
Electric Utilities - 0.7%
American Electric Power Co Inc	144,882	14,864,893
Constellation Energy Corp	3,060,790	795,866,616
NextEra Energy Inc	73,885	6,245,498
NRG Energy Inc	1,022,135	93,116,499
PG&E Corp	1,455,613	28,777,469
Southern Co/The	214,676	19,359,482
		958,230,457
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	1,778,768	210,855,159
TOTAL UTILITIES		1,169,085,616

TOTAL UNITED STATES		137,315,508,646
TOTAL COMMON STOCKS (Cost $40,974,868,329)		145,288,992,829

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (c)(d)(j)	13,120	14,428,720
Canva Inc Series A2 (c)(d)(j)	2,380	2,617,405

TOTAL AUSTRALIA		17,046,125
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(c)(d)(j)	14,154,085	30,997,446
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)(j)	653,587	162,854,273
UNITED STATES - 1.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	337,463	84,366
Rad Power Bikes Inc Series C (b)(c)(d)	1,327,879	876,400
Rad Power Bikes Inc Series D (b)(c)(d)(j)	2,329,100	2,585,301
		3,546,067
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)(j)	15,500	3,690,240
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	55,517	1,737,126
GoBrands Inc Series H (b)(c)(d)	69,898	2,807,104
		4,544,230
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(c)(d)	379,681	9,818,550
Tenstorrent Holdings Inc Series C1 (c)(d)(j)	387,402	28,814,961
		38,633,511
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	3,224,900	10,061,688
Intarcia Therapeutics Inc (b)(c)(d)	2,100,446	21
		10,061,709
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Class B (b)(c)(d)	35,877,127	60,435
Lyra Health Inc Series E (b)(c)(d)	1,478,100	18,476,250
Lyra Health Inc Series F (b)(c)(d)	69,520	869,000
Somatus Inc Series E (b)(c)(d)	15,253	18,199,880
		37,605,565
TOTAL HEALTH CARE		47,667,274

Industrials - 1.1%
Aerospace & Defense - 1.0%
Relativity Space Inc Series D (b)(c)(d)	1,673,085	26,752,629
Relativity Space Inc Series E (b)(c)(d)	436,722	7,970,177
Relativity Space Inc Series F (c)(d)	1,006,942	18,326,344
Space Exploration Technologies Corp Series G (b)(c)(d)	558,215	625,200,801
Space Exploration Technologies Corp Series H (b)(c)(d)	120,282	134,715,840
Space Exploration Technologies Corp Series N (b)(c)(d)	428,458	479,872,960
		1,292,838,751
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	1,317,166	55,255,114
Zipline International Inc Series F (b)(c)(d)	682,143	28,615,898
Zipline International Inc Series G (c)(d)	772,245	32,395,678
		116,266,690
Construction & Engineering - 0.0%
Beta Technologies Inc Series B, 6% (b)(c)(d)	259,581	33,042,065
TOTAL INDUSTRIALS		1,442,147,506

Information Technology - 0.1%
Software - 0.1%
Applied Intuition Inc Series A2 (c)(d)	184,736	11,026,892
Applied Intuition Inc Series B2 (c)(d)	89,079	5,317,125
Asapp Inc Series C (b)(c)(d)	1,300,504	2,444,948
Carbon Inc Series D (b)(c)(d)	915,425	6,325,587
Carbon Inc Series E (b)(c)(d)	81,735	675,131
Gusto Inc Series D (b)(c)(d)	2,436,137	85,410,963
Gusto Inc Series E (b)(c)(d)	167,099	5,858,491
MOLOCO Inc Series A (b)(c)(d)	419,608	23,233,695
Nuro Inc/CA Series C (b)(c)(d)	3,293,118	9,484,180
Nuro Inc/CA Series D (b)(c)(d)	643,113	2,379,518
Stripe Inc Series H (b)(c)(d)	190,300	5,235,153
Stripe Inc Series I (b)(c)(d)(j)	2,114,059	58,157,763
		215,549,446
TOTAL UNITED STATES		1,755,778,274
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $923,147,539)		1,966,676,118

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (c)(d)	2,698,575	3,794,736
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (c)(d)(j)(k)	9,273,235	1
TOTAL UNITED STATES		3,794,737
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		3,794,737

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.89	1,614,900,615	1,615,223,595
Fidelity Securities Lending Cash Central Fund (l)(m)	4.89	201,793,889	201,814,069
TOTAL MONEY MARKET FUNDS (Cost $1,817,036,273)			1,817,037,664

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,727,023,951)	149,076,501,348
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,788,996)
NET ASSETS - 100.0%	149,026,712,352

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,417,755,084 or 2.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,525,492 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $97,909,220 or 0.0% of net assets.

(h)	Affiliated company
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Non-income producing - Security is in default.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/21	6,917,788

Applied Intuition Inc Class A	7/02/24	8,471,661

Applied Intuition Inc Series A2	7/02/24	11,027,797

Applied Intuition Inc Series B2	7/02/24	5,317,562

Asac II LP	10/10/13	3,041,471

Asapp Inc Series C	4/30/21	8,579,555

Beta Technologies Inc Series B, 6%	4/04/22	26,780,972

Bowery Farming Inc warrants	10/25/23	0

ByteDance Ltd Series E1	11/18/20	71,616,260

Canva Inc Class A	3/18/24	94,269,375

Canva Inc Series A	9/22/23	13,994,594

Canva Inc Series A2	9/22/23	2,538,653

Carbon Inc Series D	12/15/17	21,375,998

Carbon Inc Series E	3/22/19	2,288,122

Discord Inc Series I	9/15/21	8,534,678

ElevateBio LLC Series C	3/09/21	13,528,456

Epic Games Inc	7/13/20 - 7/30/20	71,127,500

Fanatics Inc Class A	8/13/20 - 12/15/21	82,369,063

Figma Inc Class A	5/15/24	24,957,987

Get Credit Healthy Inc Class B	8/17/23	76,544

GoBrands Inc Series G	3/02/21	13,863,555

GoBrands Inc Series H	7/22/21	27,154,715

Gusto Inc	10/01/21	8,325,589

Gusto Inc Series D	7/16/19	32,430,830

Gusto Inc Series E	7/13/21	5,079,029

High Power Exploration Inc	6/03/24	18,515,707

High Power Exploration Inc Series A	11/15/19 - 3/04/21	74,592,028

Intarcia Therapeutics Inc	11/14/12	28,629,079

Intarcia Therapeutics Inc 6%	1/03/20	9,273,235

Intarcia Therapeutics Inc warrants 12/31/2024	1/03/20	11

Lionsgate Studios Corp	12/22/23	19,866,334

Lyra Health Inc Series E	1/14/21	13,534,370

Lyra Health Inc Series F	6/04/21	1,091,770

MOLOCO Inc Series A	6/26/23	25,176,480

Nuro Inc/CA Series C	10/30/20	42,990,338

Nuro Inc/CA Series D	10/29/21	13,406,154

OpenAI Global LLC rights	9/30/24	74,801,903

Rad Power Bikes Inc	1/21/21	12,486,307

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	2,698,575

Rad Power Bikes Inc Series A	1/21/21	1,627,868

Rad Power Bikes Inc Series C	1/21/21	6,405,476

Rad Power Bikes Inc Series D	9/17/21	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	3

Rapyd Financial Network 2016 Ltd	3/30/21	24,999,987

Relativity Space Inc Series D	11/20/20	24,974,307

Relativity Space Inc Series E	5/27/21	9,972,591

Relativity Space Inc Series F	11/14/23	22,824,354

Relativity Space Inc warrants	11/14/23	0

Sable Offshore Corp	1/16/24	43,678,750

Somatus Inc Series E	1/31/22	13,310,300

Space Exploration Technologies Corp	10/16/15 - 7/01/24	60,586,875

Space Exploration Technologies Corp Class C	9/11/17 - 7/01/24	5,213,913

Space Exploration Technologies Corp Series G	1/20/15	43,239,334

Space Exploration Technologies Corp Series H	8/04/17	16,238,070

Space Exploration Technologies Corp Series N	8/04/20	115,683,660

Starling Bank Ltd Class D	6/18/21 - 4/05/22	52,246,529

Stripe Inc Class B	5/18/21	18,282,490

Stripe Inc Series H	3/15/21	7,635,788

Stripe Inc Series I	3/20/23 - 5/12/23	42,564,760

Tanium Inc Class B	4/21/17 - 9/18/20	57,901,784

Tenstorrent Holdings Inc Series C1	4/23/21	23,032,751

Tulco LLC	8/24/17 - 9/07/18	49,752,358

Veterinary Emergency Group	9/16/21 - 11/13/23	44,350,648

X Holdings Corp Class A	10/25/22	53,469,000

Zipline International Inc	10/12/21	18,569,376

Zipline International Inc Series E	12/21/20	42,978,336

Zipline International Inc Series F	4/11/23	27,420,170

Zipline International Inc Series G	6/07/24	32,392,820

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,624,918,860	9,476,913,001	10,486,606,596	85,121,494	(1,670)	-	1,615,223,595	3.4%
Fidelity Securities Lending Cash Central Fund	559,473,058	2,552,607,318	2,910,266,307	714,046	-	-	201,814,069	0.8%
Total	3,184,391,918	12,029,520,319	13,396,872,903	85,835,540	(1,670)	-	1,817,037,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Sable Offshore Corp	-	43,678,750	-	-	-	59,534,136	103,212,886
Total	-	43,678,750	-	-	-	59,534,136	103,212,886

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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